Document And Entity Information	Feb. 22, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Feb. 22, 2023
Entity Registrant Name	GENTHERM INCORPORATED
Entity Central Index Key	0000903129
Entity Emerging Growth Company	false
Securities Act File Number	0-21810
Entity Incorporation, State or Country Code	MI
Entity Tax Identification Number	95-4318554
Entity Address, Address Line One	21680 Haggerty Road
Entity Address, City or Town	Northville
Entity Address, State or Province	MI
Entity Address, Postal Zip Code	48167
City Area Code	(248)
Local Phone Number	504-0500
Entity Information, Former Legal or Registered Name	N/A
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, no par value
Trading Symbol	THRM
Security Exchange Name	NASDAQ